ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 155,356	$ 98,772
Accrued payroll liability	129,711	72,570
Other	25,038	15,732
Accrued liabilities and other payables	$ 310,105	$ 187,074